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                              PROSPECTUS SUPPLEMENT



                              DATED OCTOBER 2, 1995
                           TO EACH OF THE FOLLOWING:


                        Prospectus dated July 14, 1995,
                        as previously supplemented, for
                FLEXIBLE PREMIUM LIFE INSURANCE POLICIES issued
                    by Golden American Life Insurance Company

                        Prospectuses dated May 1, 1991,
                      May 1, 1990, or September 29, 1989,
                      each as previously supplemented, for
                FLEXIBLE PREMIUM LIFE INSURANCE POLICIES issued
                    by Golden American Life Insurance Company

                       (Collectively, the "Prospectuses")


                                   __________


            THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS.


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A Division has been added to invest in the Strategic Equity Series (the
"Series") of the The GCG Trust (the "Trust"). The Series is a newly created portfolio managed by Zweig Advisors Inc. The Trust Annual Expenses attributable to the Series are 1.00% of net assets. This expense is the same as that charged in connection with the Multiple Allocation, Fully Managed, Capital Appreciation, Rising dividends, All-Growth, Real Estate, Natural Resources, and Value Equity Series.

In addition, information in the Prospectuses relating to the various series of the Trust in which the Divisions invest is amended by the addition set forth below.

STRATEGIC EQUITY DIVISION
STRATEGIC EQUITY SERIES
OBJECTIVE
  Long term capital appreciation.
INVESTMENTS
  Investment primarily in equity securities based on various equity market timing techniques. The amount of the Series' assets allocated to equities shall vary from time to time to seek positive investment performance from advancing equity markets and to reduce exposures to equities when risk/reward characteristics are believed to be less attractive.
PORTFOLIO MANAGER
  Zweig Advisors Inc.

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IN 3457 SE 7/95